UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0659

The Henssler Funds, Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, GA 30144

 (Address of principal executive offices) (Zip code)

Gene W. Henssler
3735 Cherokee Street, Kennesaw, GA 30144

 (Name and address of agent for service)

With copies to:

Pascual LLC

Tower Place 100

3340 Peachtree Road, N.E., Suite 1690

Atlanta, GA  30326

Registrant's telephone number, including area code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE HENSSLER
EQUITY FUND
Lighting the Way

ANNUAL REPORT
APRIL 30, 2019

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET
KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENSSLER.COM

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.henssler.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

THE HENSSLER EQUITY FUND

SHAREHOLDER LETTER

APRIL 30, 2019 (UNAUDITED)

Dear Shareholders,

Bolstered by commentary from the Federal Reserve, financial markets jumped higher in the first quarter of 2019. Mid-Cap companies, as described by the S&P 400 Index2 lead the way higher gaining 14.02% in the first three months of the year. Large-Cap companies, included in the S&P 500 Index1, followed closely behind gaining 13.65% while Small-Cap S&P 600 Index3 companies gained 11.59% on the quarter. All eleven sectors moved higher in the period with Information Technology leading the way. Healthcare and Financials were among the laggards across the size spectrum.

Our recent commentary has been focused on negative economic news with the inverted Treasury yield curve being the biggest fear. During the first quarter we saw three-month yields higher than the 10-year yield, and even the two-year yield eclipsed the 10-year, but only for a short time. However, employment factors remained strong and valuations fell in the period with fourth quarter earnings reports coming stronger than expected, albeit after lowered managerial guidance for quarters to come.

Given their December rate increase, The Federal Reserve seemed to reverse course early in January saying they would accommodate growth and allow inflation to rise within their stated target range of 2%. Options market data now shows no probability of a rate hike within the next 12 months and the probability of a rate cut above 50% as soon as October 2019. While financial markets continue to rise, news on the economic front remains cloudy with a chance of recession in the next couple of years.

We will continue to seek out opportunities for investment in Mid- and Small-Cap companies with an eye toward asset protection over the next few quarters.

 Troy Harmon

Referenced Indices

1 The Standard & Poor’s 500® Index is an unmanaged, market capitalization weighted index. Performance figures assume reinvestment of capital gains and dividends but do not include any fees or expenses.

2 The S&P Mid-Cap 400® Index by S&P Dow Jones Industries is an unmanaged, market capitalization weighted index that measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

3 The S&P Small-Cap 600® Index by S&P Dow Jones Industries is an unmanaged, market capitalization weighted index that measures the Small-Cap segment of the U.S. equity market, reflecting the distinctive risk and return characteristics of this market segment.

 It is not possible to invest directly in the referenced indices.

THE HENSSLER EQUITY FUND

PERFORMANCE ILLUSTRATION

APRIL 30, 2019 (UNAUDITED)

 Comparison of the Change in Value of a $10,000 Investment
in The Henssler Equity Fund and the S&P 500 Index

Average Annual Total Return (for the periods ended April 30, 2019)
	One Year	Five Years	Ten Years
The Henssler Equity Fund
Investor Class	9.54%	6.86%	11.38%
Institutional Class	10.02%	7.40%	N/A	*
S&P 500 Index	13.49%	11.62%	15.31%

* The average annual total return for the period of commencement of operations (June 15, 2011) through                  April 30, 2019 was 9.98%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of The Henssler Equity Fund versus the S&P 500 Index. The S&P 500 Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with The Henssler Equity Fund, which will not invest in certain securities comprising this index.

THE HENSSLER EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

APRIL 30, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Avery Dennison Corp.	2.74%
NIC, Inc.	2.71%
Weingarten Realty Investors	2.56%
Extra Space Storage, Inc.	2.54%
Check Point Software Technology, Ltd.	2.51%
Maximus, Inc.	2.50%
Silgan Holdings, Inc.	2.50%
Mid-America Apartment Communities, Inc.	2.44%
Cognex Corp.	2.22%
Teradata Corp.	2.21%
24.93%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	10.58%
Software & Services	9.93%
Real Estate Investment Trusts	9.66%
Insurance	8.51%
Retailing	6.47%
Banks	6.40%
Health Care Equipment & Services	5.37%
Containers & Packing	5.23%
Technology Hardware & Equipment	5.18%
Commercial & Professional Services	2.78%
70.11%

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2019

Shares		Fair Value

COMMON STOCKS - 89.27%

Automobiles & Components - 0.82%
5,400	Magna International, Inc.	$ 300,456

Banks - 6.40%
6,360	Commerce Bancshares, Inc.	384,335
3,700	Cullen/Frost Bankers, Inc.	376,253
6,400	East West Bancorp, Inc.	329,472
28,600	Oritani Financial Corp.	496,210
5,000	South State Corp.	378,300
11,800	Washington Federal, Inc.	391,052
		2,355,622
Capital Goods - 10.58%
3,500	Acuity Brands, Inc.	512,155
2,600	Curtiss-Wright Corp.	296,244
6,400	Fluor Corp.	254,272
5,200	HEICO Corp. Class A	465,036
2,900	Hubbell, Inc.	370,040
1,450	Lennox International, Inc.	393,603
5,600	Simpson Manufacturing Co., Inc.	356,608
2,600	Snap-On, Inc.	437,528
2,200	Watsco, Inc.	348,634
4,200	Woodward, Inc.	457,380
		3,891,500
Chemicals - 1.91%
8,900	Eastman Chemical Co.	702,032

Commercial & Professional Services - 2.78%
6,300	Copart, Inc. *	424,116
8,400	Healthcare Services Group, Inc.	284,340
12,300	Nielsen Holdings PLC.	314,019
		1,022,475
Consumer Durables & Apparel - 2.36%
6,000	Capri Holdings Ltd. *	264,480
4,700	Sturm Ruger & Co., Inc.	263,153
2,450	Whirlpool Corp.	340,109
		867,742
Consumer Services - 1.46%
4,900	Cheesecake Factory, Inc.	243,138
7,100	Service Corp. International	295,431
		538,569

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

Shares		Fair Value

Containers & Packing - 5.23%
9,100	Avery Dennison Corp.	$ 1,006,915
30,700	Silgan Holdings, Inc.	919,158
		1,926,073
Diversified Financials - 1.10%
4,000	Cboe Global Markets, Inc.	406,440

Electric Utilities - 1.09%
4,900	ALLETE, Inc.	399,105

Energy Equipment & Services - 1.89%
16,000	Dril-Quip, Inc. *	696,960

Food, Beverage & Tobacco - 2.56%
6,100	Campbell Soup Co.	236,009
2,000	Ingredion, Inc.	189,500
2,100	Sanderson Farms, Inc.	318,423
3,700	Universal Corp.	199,282
		943,214
Gas Utilities - 2.21%
3,900	Atmos Energy Corp.	399,126
8,300	New Jersey Resources Corp.	415,664
		814,790
Health Care Equipment & Services - 5.37%
2,100	Amerisoucebergen Corp.	156,996
5,600	Dentsply Sirona, Inc.	286,328
2,500	Masimo Corp. *	325,375
12,200	Patterson Cos., Inc.	266,448
3,000	Varian Medical Systems, Inc. *	408,510
1,000	WellCare Health Plans, Inc. *	258,350
2,200	West Pharmaceutical Services, Inc.	272,338
		1,974,345
Household & Personal Products - 0.67%
3,300	Church & Dwight Co., Inc.	247,335

Insurance - 8.51%
4,800	Assurant, Inc.	456,000
8,100	CNA Financial Corp.	375,273
4,300	Hanover Insurance Group, Inc.	518,623
8,100	Hartford Financial Services Group, Inc.	423,711
8,400	Principal Financial Group, Inc.	480,144
2,900	Reinsurance Group of America, Inc.	439,379
5,000	Torchmark Corp.	438,300
		3,131,430

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

Shares		Fair Value

Media & Entertainment - 0.63%
3,700	WPP PLC. ADR	$ 230,510

Multi-Utilities - 1.96%
12,000	MDU Resources Group, Inc.	313,800
5,200	WEC Energy Group, Inc.	407,836
		721,636
Oil, Gas & Consumable Fuels - 2.15%
25,600	World Fuel Services Corp.	789,760

Pharmaceuticals, Biotechnology & Life Science - 2.53%
2,600	Icon PLC. *	355,108
400	Mettler-Toledo International, Inc. *	298,104
2,700	United Therapeutics Corp. *	276,939
		930,151
Retailing - 6.47%
9,100	Big Lots, Inc.	338,156
2,600	Five Below, Inc. *	380,614
5,000	Foot Locker, Inc.	286,050
3,000	Genuine Parts Co.	307,620
4,500	Monro, Inc.	377,235
1,000	Ulta Beauty, Inc. *	348,980
6,000	Williams-Sonoma, Inc.	343,020
		2,381,675
Semiconductors & Semiconductor Equipment - 1.97%
11,800	First Solar, Inc. *	726,054

Software & Services - 9.93%
7,650	Check Point Software Technology Ltd. *	923,814
57,700	NIC, Inc.	995,902
12,500	Maximus, Inc.	920,625
17,900	Teradata Corp. *	813,913
		3,654,254
Technology Hardware & Equipment - 5.18%
16,200	Cognex Corp.	816,966
3,000	Coherent, Inc. *	444,030
4,120	F5 Networks, Inc. *	646,428
		1,907,424
Transportation - 2.04%
5,000	Alaska Air Group, Inc.	309,500
4,050	Landstar System, Inc.	441,288
		750,788
Water Utilities - 1.47%
7,600	American States Water Co.	540,892

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

Shares		Fair Value

TOTAL FOR COMMON STOCKS (Cost $27,727,269) - 89.27%		$ 32,851,232

REAL ESTATE INVESTMENT TRUSTS - 9.66%
9,000	Extra Space Storage, Inc.	933,210
17,300	LTC Properties, Inc.	779,538
8,200	Mid-America Apartment Communities, Inc.	897,162
32,600	Weingarten Realty Investors	943,444
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,412,181) - 9.66%		3,553,354

MONEY MARKET FUND - 1.26%
462,030	Federated Government Obligations Fund - Institutional Class, 2.26% **	462,030
TOTAL FOR MONEY MARKET FUND (Cost $462,030) - 1.26%		462,030

TOTAL INVESTMENTS (Cost $31,601,480) - 100.19%		36,866,616

LIABILITIES LESS OTHER ASSETS - (0.19)%		(66,659)

NET ASSETS - 100.00%		$ 36,799,957

* Non-Income producing.

** 7-day yield as of April 30, 2019.

ADR - American Depositary Receipt

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2019

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2019

Assets:
Investment Securities
At Cost	$ 31,601,480

At Fair Value	$ 36,866,616

Receivables:
Dividends and Interest	10,992
Shareholder Subscriptions	17,306
Prepaid Expenses	4,117
Total Assets	36,899,031

Liabilities:
Payables:
Advisory Fees Due to Adviser	15,206
Operating Service Fees Due to Adviser	14,305
Directors' Fees	6,000
Shareholder Redemptions	63,563
Total Liabilities	99,074
Net Assets	$ 36,799,957

Net Assets Consist of:
Paid In Capital	$ 31,303,260
Distributable Earnings/(Deficit)	5,496,697
Net Assets	$ 36,799,957

Investor Class Shares
Net Assets	$ 19,848,048
Shares of common stock outstanding (1)	3,451,520
Net asset value, offering and redemption price per share	$ 5.75

Institutional Class Shares
Net Assets	$ 16,951,909
Shares of common stock outstanding (1)	2,756,187
Net asset value, offering and redemption price per share	$ 6.15

(1) The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $0.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of the Fund.  (Note 1)

THE HENSSLER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2019

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

STATEMENT OF OPERATIONS

For the year ended April 30, 2019

Investment Income:
Dividends (net of foreign withholding taxes of $1,131)	$ 780,747
Interest	12,343
Total Investment Income	793,090

Expenses:
Advisory Fees	186,841
Chief Compliance Officer Fees	71,120
Directors' Fees	27,000
Operating Service Fees:
Institutional Class	142,017
Investor Class	34,160
Insurance Fees	24,598
Total Expenses	485,736

Net Investment Income	307,354

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net Realized Gain from Investments	2,599,911
Net Change in Unrealized Appreciation on Investments	500,996

Net Realized and Unrealized Gain on Investments	3,100,907

Net Increase in Net Assets Resulting from Operations	$ 3,408,261

THE HENSSLER EQUITY FUND

STATEMENT OF OPERATIONS

For the year ended April 30, 2019

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2019	4/30/2018
Increase in Net Assets From Operations:
Net Investment Income	$ 307,354	$ 131,448
Net Realized Gain (Loss) on Investments	2,599,911	(395,154)
Net Change in Unrealized Appreciation on Investments	500,996	1,881,333
Net Increase in Net Assets Resulting from Operations	3,408,261	1,617,627

Distributions to Shareholders: **
Distributions - Investor Class	(1,185,165)	(2,320,007)
Distributions - Institutional Class	(956,578)	(1,677,261)
Total Distributions	(2,141,743)	(3,997,268)

Capital Share Transactions (Note 7):

Investor Class
Proceeds from Sale of Shares	1,000,053	1,188,741
Shares Issued in Reinvestment of Distributions	1,166,504	2,280,839
Cost of Shares Redeemed	(4,515,422)	(7,609,712)
Net Decrease from Share Transactions	(2,348,865)	(4,140,132)

Institutional Class
Proceeds from Sale of Shares	3,772,722	2,626,709
Shares Issued in Reinvestment of Distributions	956,579	1,677,261
Cost of Shares Redeemed	(5,867,275)	(1,436,764)
Net Increase (Decrease) from Share Transactions	(1,137,974)	2,867,206

Net Decrease in Net Assets from Capital Share Transactions	(3,486,839)	(1,272,926)

Net Assets:
Net Decrease in Net Assets	(2,220,321)	(3,652,567)
Beginning of Year	39,020,278	42,672,845
End of Year *	$ 36,799,957	$ 39,020,278

* As of April 30, 2018, undistributed net investment loss was $18,334.

** As of April 30, 2018, $355,814 of distributions were ordinary income, and $3,641,454 were long-term capital gains.

THE HENSSLER EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for an Investor Class share outstanding throughout the year:

	Years Ended
Investor Class	4/30/2019	4/30/2018	4/30/2017	4/30/2016	4/30/2015

Net Asset Value, at Beginning of Year	$ 5.61	$ 6.00	$ 5.95	$ 9.69	$ 14.29

Income From Investment Operations:
Net Investment Income *	0.03	0.01	0.03	0.05	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	0.45	0.23	0.75	(0.18) (a)	1.18
Total from Investment Operations	0.48	0.24	0.78	(0.13)	1.25

Distributions:
From Net Investment Income	(0.01)	(0.05)	(0.04)	(0.06)	(0.11)
From Net Realized Gain	(0.33)	(0.58)	(0.69)	(3.55)	(5.74)
Total from Distributions	(0.34)	(0.63)	(0.73)	(3.61)	(5.85)

Net Asset Value, at End of Year	$ 5.75	$ 5.61	$ 6.00	$ 5.95	$ 9.69

Total Return **	9.54%	3.56%	13.26%	0.25%	8.21%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 19,848	$ 21,556	$ 27,059	$ 29,947	$ 50,383
Ratio of Expenses to Average Net Assets	1.53%	1.55%	1.47%	1.47%	1.37%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.12%	0.50%	0.63%	0.51%
Portfolio Turnover	62%	6%	146%	155%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

THE HENSSLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for an Investor Class share outstanding throughout the year:

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for an Institutional Class share outstanding throughout the year:

	Years Ended
Institutional Class	4/30/2019	4/30/2018	4/30/2017	4/30/2016	4/30/2015

Net Asset Value, at Beginning of Year	$ 5.97	$ 6.33	$ 6.24	$ 9.98	$ 14.55

Income From Investment Operations:
Net Investment Income	0.07	0.04	0.06	0.09	0.13
Net Gain (Loss) on Investments (Realized and Unrealized)	0.47	0.25	0.78	(0.18) (a)	1.21
Total from Investment Operations	0.54	0.29	0.84	(0.09)	1.34

Distributions:
From Net Investment Income	(0.03)	(0.07)	(0.06)	(0.10)	(0.17)
From Net Realized Gain	(0.33)	(0.58)	(0.69)	(3.55)	(5.74)
Total from Distributions	(0.36)	(0.65)	(0.75)	(3.65)	(5.91)

Net Asset Value, at End of Year	$ 6.15	$ 5.97	$ 6.33	$ 6.24	$ 9.98

Total Return **	10.02%	4.22%	13.66%	0.79%	8.79%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 16,952	$ 17,465	$ 15,614	$ 13,654	$ 13,480
Ratio of Expenses to Average Net Assets	1.03%	1.05%	0.97%	0.98%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.09%	0.61%	1.00%	1.11%	0.98%
Portfolio Turnover	62%	6%	146%	155%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

THE HENSSLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for an Institutional Class share outstanding throughout the year:

The accompanying notes are an integral part of these financial statements.

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2019

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $0.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services- Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex‐dividend date.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions using a form of specific identification and compares the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
●

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●

Level 3 – Significant unobservable prices or inputs (including The Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

The following is a summary of the inputs used to value the Fund’s investments at fair value as of April 30, 2019:

Security Classification (a)	Level 1 (Quoted Prices)	Totals
Common Stocks (b)	$32,851,232	$32,851,232
Real Estate Investment Trusts	3,553,354	3,553,354
Money Market Fund	462,030	462,030
Totals	$36,866,616	$36,866,616

(a)

As of and during the year ended April 30, 2019, the Fund held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no transfers into and out of any Level during the year ended April 30, 2019.

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily average net assets. The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Company has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering the Company’s independent directors, the Company’s allocable share of the salary and related costs for the Company’s Chief Compliance Officer, and extraordinary expenses. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Investor Class and 0.20% for the Institutional Class as applied to the

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

classes’ daily average net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities. The Company’s independent directors are each paid an annual fee of $12,000 per year, together with such directors’ actual out-of-pocket expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of each quarterly meeting of the Board of Directors of the Company. The Company's Chief Compliance Officer receives compensation in accordance with the service agreement with the Company and the Adviser. The Company's allocable share of the Chief Compliance Officer's salary is reflected as Chief Compliance Officer Fees in the Statement of Operations. The officers of the Company, except the Chief Compliance Officer and the independent directors, will receive no compensation from the Company for performing the duties of their offices.

The Company and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Company and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Company has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

The Fund Accounting and Administration fees, Transfer Agency fees, and Distribution fees are all paid by the Adviser.

Certain directors and officers of the Company are directors and officers of the Adviser.

4. INVESTMENT TRANSACTIONS

During the year ended April 30, 2019, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Purchases	Sales
$22,836,631	$28,129,712

5. TAX MATTERS

It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at April 30, 2019, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
$5,265,136	$96,068	$135,493	$-	$-	$-	$5,496,697

The following information is based upon the federal income tax cost of the investment securities as of April 30, 2019:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$31,601,480	$6,210,348	$(945,212)	$5,265,136

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Fund identifies the major tax jurisdictions as U.S. Federal and Maryland. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations as incurred. During the year ended April 30, 2019, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2016.

Dividends and Distributions to Shareholders — The tax character of distributions paid during the year ended April 30, 2019, and for the year ended April 30, 2018 were as follows:

Ordinary Income		Long-Term Capital Gain
2019	2018	2019	2018
$139,829	$418,828	$2,001,914	$3,578,440

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2019, the State Street Bank and Trust, as a Trustee, for the benefit of their customers, held approximately 34% of the outstanding shares of the Fund.

7. CAPITAL SHARE TRANSACTIONS

	Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
April 30, 2019

Shares	636,928	(984,936)	179,470	2,756,187
Value	$3,772,722	$(5,867,275)	$956,579

For the fiscal year ended:
April 30, 2018

Shares	409,508	(222,194)	271,401	2,924,725
Value	$2,626,709	$(1,436,764)	$1,677,261

	Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
April 30, 2019

Shares	177,883	(799,826)	233,769	3,451,520
Value	$1,000,053	$(4,515,422)	$1,166,504

For the fiscal year ended:
April 30, 2018

Shares	200,032	(1,264,848)	391,897	3,839,694
Value	$1,188,741	$(7,609,712)	$2,280,839

THE HENSSLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2019

8. INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Company maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

9. SUBSEQUENT EVENTS

On March 22, 2019, the Board of The Henssler Funds, Inc., including all of the Independent Directors, approved, on behalf of the Henssler Equity Fund (the “Fund” or “Acquired Fund”): (1) an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Henssler Equity Fund, a series of the Company, would be reorganized into the Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a series of the Monteagle Funds, (“Monteagle”) (the “Reorganization”), and (2) the subsequent liquidation and dissolution of the Fund. The Board determined that the Reorganization is in the best interests of the shareholders.  The Plan was approved by the Fund’s shareholders on May 23, 2019.

Immediately following the Reorganization, the Acquired Fund ceased operations and its Fund Accounting and Administration Agreement and Transfer Agency and Services Agreement with ALPS Fund Services, Inc, its Distribution Agreement with ALPS Distributors, Inc., and its Advisory and Operating Services Agreements with Henssler Asset Management, LLC were all terminated. Mutual Shareholder Services, LLC serves as the administrator and transfer agent of the Acquiring Fund and Arbor Court Capital, LLC serves as the principal underwriter of the Acquiring Fund.  The Acquiring Fund assumed the financial and performance history of the Acquired Fund.

The reorganization was a tax-free transaction for the Fund and its shareholders (which means that no gain or loss would be recognized directly by the Fund or its shareholders as a result of the reorganization); G.W. Henssler & Associates, LTD., an affiliated entity of the Adviser, serves as the investment sub-adviser to the Acquiring Fund; the portfolio managers of the Fund continue to serve as the portfolio managers of the Acquiring Fund; and the Fund and the Acquiring Fund have substantially similar investment objectives, principal investment strategies, and risks.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other events that would require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Directors of

The Henssler Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Henssler Equity Fund (the “Fund”) as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 9 to the financial statements, the Fund’s shareholders approved the reorganization of the Fund into the Monteagle Opportunity Equity Fund. Our opinion is not modified with respect to this matter.

We have served as the Fund’s auditor since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 1, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE HENSSLER EQUITY FUND

ABOUT YOUR FUNDS'S EXPENSES

APRIL 30, 2019 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period November 1, 2018 and held until the end of the period April 30, 2019.

The tables that follow illustrate the Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

THE HENSSLER EQUITY FUND

ABOUT YOUR FUNDS'S EXPENSES (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2018	April 30, 2019	November 1, 2018 to April 30, 2019

Actual	$1,000.00	$1,115.30	$7.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.26	$7.60

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2018	April 30, 2019	November 1, 2018 to April 30, 2019

Actual	$1,000.00	$1,117.04	$5.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.74	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE HENSSLER EQUITY FUND

ADDITIONAL INFORMATION

APRIL 30, 2019 (UNAUDITED)

Proxy Policies — The Company has adopted Portfolio Proxy Voting Policies and Procedures under which The Fund votes proxies related to securities held by The Fund. A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Form N-PX will be available (i) without charge, upon request, by calling toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund’s toll free at 1-800-936-3863, on the Fund’s website at http://www.henssler.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Directors and Officers - The business affairs of The Fund are managed under the direction of the Company’s Board of Directors in accordance with the laws of the State of Maryland. Directors who are not deemed to be “interested persons” of the Company, as defined in the 1940 Act, are referred to as “Independent Directors.” The Company’s Statement of Additional Information includes additional information about the Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

Special Meeting of the Shareholders - A Special Meeting of shareholders was held on May 23, 2019, at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, where shareholders were asked to vote on the Reorganization.

Holders of record of the shares of beneficial interest in the Acquired Fund at the close of business March 29, 2019, were entitled to vote at the Special Meeting or any adjournments or postponements thereof.

RECORD DATE SHARE POSITIONS: 6,298,023.670

SHARES VOTED: 3,425,101.592

THE HENSSLER EQUITY FUND

ADDITIONAL INFORMATION (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

1.

A proposal to approve an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the transfer of all the assets of the Acquired Fund to the Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a new series of the Monteagle Funds.

SHARES FOR 3,413,124.299

SHARES VOTED AGAINST 11,142.563

SHARES ABSTAIN 834.730

TOTAL 3,425,101.592

2.

If necessary, a proposal to adjourn the Special Meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the Special Meeting to approve the Plan on behalf of The Henssler Equity Fund; and

SHARES FOR 3,413,124.299

SHARES VOTED AGAINST 11,142.563

SHARES ABSTAIN 834.730

TOTAL 3,425,101.592

The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS

APRIL 30, 2019 (UNAUDITED)

The table below sets forth the names, addresses and birth years of the Directors and principal officers of the Company, the year each was first elected or appointed to office, their term of office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Director in the Fund Complex and their other directorships of public companies. Each Director holds office until a respective successor is duly chosen and qualified.

Independent Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director During Past Five Years
Robert E. Nickels (1943)	Director	Indefinite Term, Since 2002	Retired.	1	None.
Joseph W. Owen (1961)	Director	Indefinite Term, Since 2004	Vice President, Sybase Inc.	1	None.
Dr. Kathy S. Schwaig resigned in December 2018.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS

APRIL 30, 2019 (UNAUDITED)

[1]	Principal business address: 3735 Cherokee Street, Kennesaw, Georgia, 30144.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

Interested Directors and Officers2

Name, Address[1] and Year of Birth	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director During Past Five Years
Gene W. Henssler, Ph.D. (1940) [3]	President and Director	Indefinite Term, Since 1998	President, G.W. Henssler & Associates, Ltd.; Member, Henssler Asset Management, LLC.	1	None.
Patricia T. Henssler, C.P.A. [3] (1954)	Executive Vice President, Treasurer and Director	Indefinite Term, Since 1998	Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC; Member, Henssler Asset Management, LLC.	1	None.
William G. Lako, Jr., CFP® (1970)	Vice President	Indefinite Term, Since 1998	Principal, G.W. Henssler & Associates, Ltd.; Member, Henssler Asset Management, LLC.	N/A	None.
Christopher E. Reeves, Esq. (1971)	Chief Compliance Officer	Indefinite Term, Since 2007	Attorney, Reeves Law, P.C.; Lantz & Reeves P.C.; Chief Compliance Officer, G.W. Henssler & Associates, Ltd. and Henssler Asset Management, LLC.	N/A	None.

[1]	Principal business address: 3735 Cherokee Street, Kennesaw, Georgia, 30144.

[2]	Each Director is not an “interested person” of the Company, as that term is defined in Section 2(a)(19) of the 1940 Act (collectively, the “Independent Directors”)

[3]	Dr. Gene Henssler and Patricia Henssler are “interested persons” of The Fund as defined under the 1940 Act, because of their positions with the Investment Adviser; they are related by marriage.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

DISTRIBUTOR

ALPS Distributors, Inc.

 1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, Ohio 44115

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b)

During the period covered by this report, there were no amendments to any provision of the code of ethics.

c)

During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that there is no “audit committee financial expert”.  In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the Registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term. Mr. Anderson is “independent” for purposes of this item.

ITEM 4.  PRINICPAL ACCOUNTANT FEES AND SERVICES.

a)

Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,000 and $15,000 with respect to the registrant’s fiscal years ended April 30, 2019 and 2018, respectively.

b)

Audit-Related Fees.  The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 with respect to the registrant’s fiscal years ended April 30, 2019 and 2018, respectively. The services comprising these fees are for consents and review of the registrant’s dividend calculations.

c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 and $2,500 with respect to the registrant’s fiscal years ended April 30, 2019 and 2018, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

d)

All Other Fees.  The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2019 and 2018, respectively. The services comprising these fees were for the review of the Funds’ semi annual financial report.

(e)(1)  The audit committee has not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of regulation S-X.

(e)(2)  There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)

Not applicable.

g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2019 and 2018, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser or sub-advisers.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Fund is an open-end management investment company

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

ITEM 11.  CONTROLS AND PROCEDURES.

a)

The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.  EXHIBITS

1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

THE HENSSLER EQUITY FUND

DIRECTORS & OFFICERS (CONTINUED)

APRIL 30, 2019 (UNAUDITED)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By: /s/ Gene W. Henssler

     Gene W. Henssler

     President and Principal Executive Officer

Date: July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gene W. Henssler

     Gene W. Henssler

     President and Principal Executive Officer

Date: July 2, 2019

By: /s/ Patricia T. Henssler

     Patricia T. Henssler

     Treasurer and Principal Financial Officer

Date: July 2, 2019